   As filed with the Securities and Exchange Commission on September 22, 1999.
                                                             File No. 333-41213
                                                              File No. 811-4732

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. ___                                    [ ]
     Post-Effective Amendment No. 4                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 127                                                  [X]
                   ---

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                          (Exact Name of Registrant)

                       HARTFORD LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                P. O. BOX 2999
                           HARTFORD, CT  06104-2999
                  (Address of Depositor's Principal Offices)

                               (860) 843-6731
             (Depositor's Telephone Number, Including Area Code)

                             MARIANNE O'DOHERTY
                               HARTFORD LIFE
                               P. O. BOX 2999
                          HARTFORD, CT  06104-2999
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___    immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_    on October 1, 1999 pursuant to paragraph (b) of Rule 485
      ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___    on _________, 1999 pursuant to paragraph (a)(1) of Rule 485
      ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                             CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)


    N-4 Item No.                        Prospectus Heading
    ------------                        ------------------


1.  Cover Page               Cover Page; Hartford Life Insurance Company

2.  Definitions              Definitions

3.  Synopsis or Highlights   Fee Table; Highlights

4.  Condensed Financial      Accumulation Unit Values; Performance Related
                             Information

5.  General Description of   General Contract Information
    Registrant

6.  Deductions               Charges and Fees

7.  General Description of   The Contracts
    Annuity Contracts

8.  Annuity Period           Annuity Payouts

9.  Death Benefit            Death Benefits

10. Purchases and Contract   Purchase and Contract Value
    Value

11. Redemptions              Surrenders

12. Taxes                    Federal Tax Considerations

13. Legal Proceedings        Legal Matters & Experts

14. Table of Contents of     Table of Contents of the Statement of
    the Statement of         Additional Information Hartford
    Additional Information

15. Cover Page               Part B; Statement of Additional Information

16. Table of Contents        Table of Contents

17. General Information      Description of Hartford Life Insurance Company
    and History

18. Services                 Independent Public Accountants


19. Purchase of Securities   Distribution of Contracts
    being Offered

20. Underwriters             Distribution of Contracts

21. Calculation of           Calculation of Yield and Return
    Performance Data

22. Annuity Payments         Annuity Benefits

23. Financial Statements     Financial Statements

24. Financial Statements     Financial Statements and Exhibits
    and Exhibits

25. Directors and Officers   Directors and Officers of the Depositor
    of the Depositor

26. Persons Controlled by    Persons Controlled by or Under Common Control
    or Under Common Control with the Depositor or Registrant with the Depositor or
    Registrant

27. Number of Contract       Number of Contract Owners
    Owners

28. Indemnification          Indemnification

29. Principal Underwriters   Principal Underwriters

30. Location of Accounts     Location of Accounts and Records
    and Records

31. Management Services      Management Services

32. Undertakings             Undertaking

                                   PART A

  NATIONS VARIABLE ANNUITY
  HARTFORD LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT TWO
  P.O. BOX 5085
  HARTFORD, CONNECTICUT 06102-5085
  TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
  1-800-862-7155 (REGISTERED REPRESENTATIVES)                      [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of Nations Variable Annuity. Please read it carefully.

Nations Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- NATIONS BALANCED ASSETS PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Balanced Assets Portfolio of Nations Annuity Trust

- NATIONS DISCIPLINED EQUITY PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Disciplined Equity Portfolio of Nations Annuity Trust

- NATIONS INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations International Growth Portfolio of Nations Annuity Trust

- NATIONS MANAGED INDEX PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Managed Index Portfolio of Nations Annuity Trust

- NATIONS MANAGED SMALLCAP INDEX PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Managed SmallCap Index Portfolio of Nations Annuity Trust

- NATIONS VALUE PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Value Portfolio of Nations Annuity Trust

- NATIONS MARSICO GROWTH & INCOME PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Marsico Growth & Income Portfolio of Nations Annuity Trust

- NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO SUB-ACCOUNT which purchases shares of the Nations Marsico Focused Equities Portfolio of Nations Annuity Trust

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases shares of the AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds, Inc.

- AIM V.I. HIGH YIELD FUND SUB-ACCOUNT which purchases shares of the AIM V.I. High Yield Fund of the AIM Variable Insurance Funds, Inc.

- AIM V.I. VALUE FUND SUB-ACCOUNT which purchases shares of the AIM V.I. Value Fund of the AIM Variable Insurance Funds, Inc.


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND FUND HLS SUB-ACCOUNT which purchases shares of Class IB of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD MONEY MARKET FUND HLS SUB-ACCOUNT which purchases shares of Class IB of Hartford Money Market HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IB Hartford International Opportunities HLS Fund, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 1, 1999


STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 1, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 GLOSSARY OF SPECIAL TERMS                                                 4
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 6
 ----------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES                                            7
 ----------------------------------------------------------------------------
 ACCUMULATION UNIT VALUES                                                 10
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               13
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             14
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        14
 ----------------------------------------------------------------------------
   The Separate Account                                                   14
 ----------------------------------------------------------------------------
   The Funds                                                              14
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          16
 ----------------------------------------------------------------------------
 THE FIXED ACCUMULATION FEATURE                                           17
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             18
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           18
 ----------------------------------------------------------------------------
   Charges and Fees                                                       20
 ----------------------------------------------------------------------------
   Death Benefit                                                          21
 ----------------------------------------------------------------------------
   Surrenders                                                             23
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          24
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 26
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        27
 ----------------------------------------------------------------------------
   Year 2000                                                              27
 ----------------------------------------------------------------------------
   Legal Matters and Experts                                              28
 ----------------------------------------------------------------------------
   More Information                                                       28
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               29
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       33
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 36
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.


OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract, which if you elect it, allows you to add the Optional Death Benefit to and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis, which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE INSURANCE COMPANY                                                5
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MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

                      Contract Owner Transaction Expenses


Sales Load Imposed on Purchases (as a percentage of
  Premium Payments)                                        None
------------------------------------------------------------------
Deferred Sales Charge (as a percentage of amounts
  Surrendered)
    First Year (1)                                            6%
------------------------------------------------------------------
    Second Year                                               6%
------------------------------------------------------------------
    Third Year                                                5%
------------------------------------------------------------------
    Fourth Year                                               5%
------------------------------------------------------------------
    Fifth Year                                                4%
------------------------------------------------------------------
    Sixth Year                                                3%
------------------------------------------------------------------
    Seventh Year                                              2%
------------------------------------------------------------------
    Eighth Year                                               0%
------------------------------------------------------------------
Annual Maintenance Fee (2)                                  $30
------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of
  average Sub-Account Value)
    Mortality and Expense Risk Charge                      1.25%
------------------------------------------------------------------
Total Separate Account Charges                             1.25%
------------------------------------------------------------------
Optional Charges:
    Optional Interest Accumulation Charge (as a
     percentage of Sub-Account Value)                      0.15%
------------------------------------------------------------------
Total Separate Account Charges with the Optional
  Interest Accumulation Charge                             1.55%
------------------------------------------------------------------


(1) Length of time from Premium Payment.

(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The EXAMPLES should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                         Annual Fund Operating Expenses
                    (as a percentage of average net assets)


                                                                            12b-1
                                                                        DISTRIBUTION                      TOTAL FUND
                                                    MANAGEMENT FEES        AND/OR                          OPERATING
                                                       INCLUDING       SERVICING FEES       OTHER          EXPENSES
                                                        WAIVERS       INCLUDING WAIVERS    EXPENSES    INCLUDING WAIVERS
------------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Portfolio                       0.65%              0.00%(1)         0.35%(2)         1.00%
------------------------------------------------------------------------------------------------------------------------
Nations Disciplined Equity Portfolio                    0.65%              0.00%(1)         0.35%(2)         1.00%
------------------------------------------------------------------------------------------------------------------------
Nations International Growth Portfolio                  0.80%              0.00%(1)         0.45%(2)         1.25%
------------------------------------------------------------------------------------------------------------------------
Nations Managed Index Portfolio                         0.20%(3)           0.25%            0.30%(2)         0.75%
------------------------------------------------------------------------------------------------------------------------
Nations Managed SmallCap Index Portfolio                0.20%(3)           0.25%            0.30%(2)         0.75%
------------------------------------------------------------------------------------------------------------------------
Nations Value Portfolio                                 0.65%              0.00%(1)         0.35%(2)         1.00%
------------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income Portfolio               0.75%              0.00%(1)         0.35%(2)         1.10%
------------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities Portfolio              0.75%              0.00%(1)         0.35%(2)         1.10%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      0.62%              0.00%            0.05%            0.67%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (4)                            0.00%              0.00%            1.13%            1.13%
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                     0.61%              0.00%            0.05%            0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                              0.62%              0.18%(5)         0.02%            0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                  0.48%              0.18%(5)         0.02%            0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                  0.62%              0.18%(5)         0.02%            0.82%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend & Growth HLS Fund                     0.64%              0.18%(5)         0.02%            0.84%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund           0.68%              0.18%(5)         0.09%            0.95%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          0.43%              0.18%(5)         0.02%            0.63%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                         0.75%              0.18%(5)         0.02%            0.95%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                 0.44%              0.18%(5)         0.02%            0.64%
------------------------------------------------------------------------------------------------------------------------



(1) Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio distributed by Stephens Inc., are subject to fees of up to 0.25% pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that the Portfolios may pay banks, brokers/dealer, insurance companies or other financial institutions that have entered into sales support agreements with Stephens Inc. or a shareholder servicing agreement with the Portfolios for certain expenses that are incurred in connection with sales and shareholder support services. These fees are currently being voluntarily waived for the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio. Absent such waivers, the 12b-1 Distribution and/or Servicing Fees would have been 0.25%. There is no assurance that these waivers will continue.


(2) The investment adviser for these Portfolios has agreed to temporarily waive a portion of its management fee and/or reimburse other expenses. Absent fee waivers as indicated at (1) and (3) and expense reimbursements, other expenses and total fund operating expenses, respectively, of the indicated Portfolio would have been as follows: Nations Balanced Assets Portfolio:
    1.84% and 2.74%; Nations Disciplined Equity Portfolio: 1.54% and 2.44%; Nations International Growth Portfolio: 3.07% and 4.12%; Nations Managed Index Portfolio: 1.00% and 1.65%; Nations Managed SmallCap Index: 1.08% and 1.73%; Nations Value Portfolio: 1.45% and 2.35%; Nations Marsico Growth & Income Portfolio: 1.02% and 2.02%; Nations Marsico Focused Equity Portfolio:
    0.97% and 1.97%. There is no assurance that these waivers and/or reimbursements will continue. The total operating expense ratios above have been restated from the Portfolios' most recent year to reflect changes to the management fees and administration fees effective May 1999. To the extent Other Expenses are less than those shown, waivers and/or reimbursements of management fees, if any, may decrease. You will be notified of any decrease that materially increases total operating expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the examples above may increase.


(3) The investment adviser for these Portfolios also has agreed to temporarily waive a portion of its management fee. Absent such waivers, management fees for each of Nations Managed Index Portfolio and Nations Managed SmallCap Index Portfolio would have been 0.40%.



(4) Had there been no fee waivers or expense reimbursement, expenses for AIM V.I. High Yield Fund would have been: Management Fees -- 0.63%; Other Expenses -- 1.87%; and Total Expenses -- 2.50%.

8                                                HARTFORD LIFE INSURANCE COMPANY
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(5) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has voluntarily and temporarily waived 0.07% of the average daily net assets of the Funds. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.88%; Hartford Bond HLS Fund -- 0.75%; Hartford Capital Appreciation HLS Fund -- 0.89%; Hartford Dividend and Growth HLS Fund -- 0.91%; Hartford International Opportunities HLS Fund -- 1.02%; Hartford Money Market HLS Fund -- 0.70%; Hartford Small Company HLS Fund -- 1.02%; and Hartford Stock HLS Fund -- 0.71%. Hartford reserves the right to discontinue the waiver at any time upon notice to shareholders.



EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THAT THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS ELECTED:



                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Balanced Assets
   Portfolio                    $ 79   $ 123   $ 168    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Disciplined Equity
   Portfolio                      79     123     168      282       25      77     132      281       25      78     132      282
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations International Growth
   Portfolio                      82     130     181      307       27      85     145      307       28      85     145      307
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Managed Index
   Portfolio                      77     115     156      257       22      69     119      256       23      70     120      257
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Managed SmallCap
   Index Portfolio                77     115     156      257       22      69     119      256       23      70     120      257
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Value Portfolio          79     123     168      282       25      77     132      281       25      78     132      282
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico Growth &
   Income Portfolio               80     126     174      292       26      80     137      292       26      81     138      292
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico Focused
   Equities Portfolio             80     126     174      292       26      80     137      292       26      81     138      292
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation
   Fund                           76     112     151      248       21      67     115      247       22      67     115      248
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. High Yield Fund         81     127     175      295       26      81     138      295       27      82     139      295
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund              76     112     151      247       21      66     114      246       22      67     115      247
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund       77     117     159      263       23      71     122      262       23      72     123      263
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund           76     113     152      250       21      67     115      249       22      68     116      250
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation
   HLS Fund                       77     117     159      264       23      71     123      263       23      72     123      264
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth
   HLS Fund                       78     118     160      266       23      72     124      265       24      73     124      266
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford International
   Opportunities HLS Fund         79     121     166      277       24      75     129      276       25      76     130      277
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS
   Fund                           75     111     149      244       21      65     113      243       21      66     113      244
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS
   Fund                           79     121     166      277       24      75     129      277       25      76     130      277
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund          75     111     150      245       21      66     113      244       21      66     114      245
 ---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLE


THE FOLLOWING EXAMPLE ASSUMES THAT THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS NOT ELECTED:



                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Balanced Assets
   Portfolio                    $ 78   $ 118   $ 161    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Disciplined Equity
   Portfolio                    $ 78   $ 118   $ 161    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations International Growth
   Portfolio                    $ 80   $ 126   $ 174    $ 292     $ 26   $  80   $ 137    $ 292     $ 26   $  81   $ 138    $ 292
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Managed Index
   Portfolio                    $ 75   $ 110   $ 148    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Managed SmallCap
   Index Portfolio              $ 75   $ 110   $ 148    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Value Portfolio        $ 78   $ 118   $ 161    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico Growth &
   Income Portfolio             $ 79   $ 121   $ 166    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico Focused
   Equities Portfolio           $ 79   $ 121   $ 166    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation  $ 74   $ 108   $ 144    $ 232     $ 20   $  62   $ 107    $ 232     $ 20   $  63   $ 108    $ 232
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. High Yield            $ 79   $ 122   $ 167    $ 280     $ 24   $  76   $ 131    $ 279     $ 25   $  77   $ 131    $ 280
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value                 $ 74   $ 107   $ 143    $ 231     $ 20   $  62   $ 106    $ 230     $ 20   $  62   $ 107    $ 231
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund     $ 74   $ 107   $ 142    $ 229     $ 19   $  61   $ 105    $ 228     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund         $ 73   $ 103   $ 135    $ 214     $ 18   $  57   $  98    $ 214     $ 19   $  58   $  99    $ 214
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation
   HLS Fund                     $ 74   $ 107   $ 142    $ 229     $ 19   $  61   $ 106    $ 229     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend & Growth
   HLS Fund                     $ 74   $ 107   $ 143    $ 231     $ 20   $  62   $ 106    $ 230     $ 20   $  62   $ 107    $ 231
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford International
   Opportunities HLS Fund       $ 75   $ 111   $ 149    $ 243     $ 21   $  65   $ 112    $ 242     $ 21   $  66   $ 113    $ 243
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS
   Fund                         $ 72   $ 101   $ 132    $ 208     $ 17   $  55   $  95    $ 208     $ 18   $  56   $  96    $ 208
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Mortgage Securities
   HLS Fund                     $ 72   $ 101   $ 133    $ 210     $ 18   $  56   $  96    $ 209     $ 18   $  56   $  97    $ 210
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund        $ 72   $ 101   $ 133    $ 209     $ 17   $  55   $  96    $ 209     $ 18   $  56   $  97    $ 209
 ---------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                               1998
-------------------------------------------------------------------------
NATIONS BALANCED ASSET PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  0.970
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,926
-------------------------------------------------------------------------
NATIONS DISCIPLINED EQUITY PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.060
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  3,510
-------------------------------------------------------------------------
NATIONS INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.031
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  1,231
-------------------------------------------------------------------------
NATIONS MANAGED INDEX PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.097
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  3,967
-------------------------------------------------------------------------
NATIONS MANAGED SMALL CAP INDEX PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  0.886
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  1,749
-------------------------------------------------------------------------
NATIONS VALUE PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.034
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  4,444
-------------------------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.193
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  9,977
-------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                               1998
-------------------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO SUB-ACCOUNT
 (Inception date March 27, 1998)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.193
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  9,977
-------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.049
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  5,038
-------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.138
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  8,931
-------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.028
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,120
-------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.109
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 31,298
-------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.007
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  5,901
-------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at end of period                      $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  0.979
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    677
-------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                $  1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $  1.027
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  8,374
-------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                               1998
-------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                  $1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $0.978
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    712
-------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                  $1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $0.905
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  1,809
-------------------------------------------------------------------------
AIM V.I. VALUE FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                  $1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.045
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,087
-------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                  $1.000
-------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.012
-------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    987
-------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity. If the amount you paid has been in your Annuity:

- For less than two years, the charge is 6%.

- For more than two years and less than four years, the charge is 5%.

- For more than four years and less than five years, the charge is 4%.

- For more than five years and less than six years, the charge is 3%.

- For more than six years and less than seven years, the charge is 2%.

You won't be charged a Contingent Deferred Sales Charge on:

- The Annual Withdrawal Amount.

- Premium Payments or earnings that have been in your Annuity for more than seven years.

- Distributions made due to death.

- Most payments we make to you as part of your Annuity Payout.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.


Currently, Fund charges range from 0.63% to 1.25% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


If you elect the Optional Death Benefit Rider at an additional charge, the Death Benefit will be the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value or your Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your Annuity. The Interest Accumulation Value prior to

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

the deceased's date of death or 81st birthday, whichever is earlier, is equal to:



- Your Contract Value on the date the Optional Death Benefit Rider is added;



- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;



- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;



- Compounded daily at an annual rate of 5.0%.



This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in Washington or New York.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain, Option 3 -- Joint and Last Survivor Life Annuity and Option 4 -- Payments For a Designated Period. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 2 -- Life Annuity with 120 Monthly Payments Certain.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING             BASIS OF RATING
-------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                1/1/99       A+    Financial performance
-------------------------------------------------------------------------------------------------
Standard & Poor's                          5/3/99      AA     Insurer financial strength
-------------------------------------------------------------------------------------------------
Duff & Phelps                            12/21/98      AA+    Claims paying ability
----------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

All Hartford Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisers and provide day to day investment services.

Each Hartford Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

The Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
are sponsored by Stephens Inc. and are investment portfolios of Nations Annuity Trust, a Delaware business trust which is a registered open-end management investment company. NationsBanc Advisors, Inc. serves as the investment adviser to these Funds.

TradeStreet Investment Associates, Inc. serves as the investment sub-adviser to the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, and Nations Value Portfolio. Gartmore Global Partners is investment sub-adviser to Nations International Growth Portfolio. The Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio are sub-advised by Marsico Capital Management, LLC.

The AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, and AIM V.I. Value Fund are investment company portfolios of AIM Variable Insurance Funds, Inc., a Maryland corporation which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment advisor to these Funds.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses, policies and procedures are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which you may order from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

NATIONS BALANCED ASSETS PORTFOLIO -- Seeks total return by investing in equity and fixed income securities.

NATIONS DISCIPLINED EQUITY PORTFOLIO -- Seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

NATIONS INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside of the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

NATIONS MANAGED INDEX PORTFOLIO -- Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.(1)

NATIONS MANAGED SMALLCAP INDEX PORTFOLIO -- Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.(1)

NATIONS VALUE PORTFOLIO -- Seeks growth of capital by investing in companies that are believed to be undervalued.

NATIONS MARSICO GROWTH & INCOME PORTFOLIO -- Seeks long-term growth of capital with a limited emphasis on income.

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO -- Seeks long-term growth of capital.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

AIM V.I. HIGH YIELD FUND -- Achieve a high level of current income. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

AIM V.I. VALUE FUND -- Achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of that current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

(1) "Standard & Poor's," "S&P-Registered Trademark-," "S&P
500-Registered Trademark-," "S&P 600-Registered Trademark-," "Standard & Poor's 500," "Standard & Poor's 600," "500" and "600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.


The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at

HARTFORD LIFE INSURANCE COMPANY                                               17
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the Separate Account level including the Annual Maintenance Fee.


The HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

18                                               HARTFORD LIFE INSURANCE COMPANY
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The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information,

HARTFORD LIFE INSURANCE COMPANY                                               19
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including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus


- The daily mortality and expense risk charge and any other applicable charge adjusted for the number of days in the period such as any Optional Death Benefit Rider charge.


We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.


There are 5 charges and fees associated with the Contract; and the Optional Death Benefit Rider Charge:


1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

20                                               HARTFORD LIFE INSURANCE COMPANY
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TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone transfer privilege at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

          NUMBER OF
            YEARS            CONTINGENT
            FROM             DEFERRED
           PREMIUM           SALES
           PAYMENT           CHARGE
          ----------------------
              1              6%
          ----------------------
              2              6%
          ----------------------
              3              5%
          ----------------------
              4              5%
          ----------------------
              5              4%
          ----------------------
              6              3%
          ----------------------
              7              2%
          ----------------------
          8 or more          0%
          ----------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS -- After the seventh Contract Year, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than seven years, and (c) 10% of Premium Payments made during the last seven years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

HARTFORD LIFE INSURANCE COMPANY                                               21
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2.  MORTALITY AND EXPENSE RISK CHARGE


For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:


- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


OPTIONAL DEATH BENEFIT CHARGE: -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

22                                               HARTFORD LIFE INSURANCE COMPANY
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If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.


You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.



If you elect the Optional Death Benefit Rider, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:



- The total Premium Payments you have made to us minus any amounts you have Surrendered;



- The Contract Value of your annuity, or



- Your Maximum Anniversary Value



- The Interest Accumulation Value on the date the Optional Death Benefit Rider is added to your contract.



The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:



- Your Contract Value on the date the Optional Death Benefit Rider is added;



- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;



- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;



- Compounded daily at an annual rate of 5.0%.



On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.



The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.



If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington and New York.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

HARTFORD LIFE INSURANCE COMPANY                                               23
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WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE
DECEASED IS
THE...                     AND...                           AND...                         THEN THE...
----------------------------------------------------------------------------------------------------------------
 Contract      There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
 Owner         Contract Owner                   deceased                         the Death Benefit.
----------------------------------------------------------------------------------------------------------------
 Contract      There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
 Owner         Contract Owner                   deceased                         the Death Benefit.
----------------------------------------------------------------------------------------------------------------
 Contract      There is no surviving joint      The Annuitant is living or       Contract Owner's estate
 Owner         Contract Owner and the           deceased                         receives the Death Benefit.
               Beneficiary predeceases the
               Contract Owner
----------------------------------------------------------------------------------------------------------------
 Annuitant     The Contract Owner is living     There is no named Contingent     Death Benefit is paid to the
                                                Annuitant                        Contract Owner and not the
                                                                                 designated Beneficiary.
----------------------------------------------------------------------------------------------------------------
 Annuitant     The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                living                           the Annuitant, and the Contract
                                                                                 continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE
DECEASED IS
THE...                             AND...                                         THEN THE...
---------------------------------------------------------------------------------------------------------------
 Contract      The Annuitant is living                          Designated Beneficiary becomes the Contract
 Owner                                                          Owner
---------------------------------------------------------------------------------------------------------------
 Annuitant     The Contract Owner is living                     Contract Owner receives the Death Benefit.
---------------------------------------------------------------------------------------------------------------
 Annuitant     The Annuitant is also the Contract Owner         Designated Beneficiary receives the Death
                                                                Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

24                                               HARTFORD LIFE INSURANCE COMPANY
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PARTIAL SURRENDERS ARE ALLOWED AFTER THE ANNUITY COMMENCEMENT DATE IF YOU ELECT THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISOR BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

1.  When do you want Annuity Payouts to begin?

2.  Which Annuity Payout Option do you want to use?

3.  How often do you want to receive Annuity Payouts?

4.  What is the Assumed Investment Return?

5.  Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

HARTFORD LIFE INSURANCE COMPANY                                               25
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1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

OPTION 1 -- LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

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5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

HARTFORD LIFE INSURANCE COMPANY                                               27
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OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


YEAR 2000



IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts

28                                               HARTFORD LIFE INSURANCE COMPANY
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have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford is currently performing initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has substantially completed third party initiatives (1) and (2). Hartford is currently conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS -- The after-tax costs of Hartford's Year 2000 program that were incurred prior to the year ended December 31, 1998 were not material to Hartford's financial condition or results of operations. For the year ended December 31, 1998, the after-tax costs were approximately $4 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford has substantially completed the development of certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. The contingency planning process involved identifying reasonably likely business disruption scenarios that, if they were to occur, could create significant problems in critical functions of Hartford. Hartford has developed plans to respond to such problems so that critical business functions may continue to operate with minimal disruption. Contingency planning also included assessing the dependency of business functions on critical third parties and their Year 2000 readiness. These plans will then be reviewed and tested on an integrated basis for the remainder of the year. Furthermore, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

 Hartford Life Insurance Company
 Attn: IPS
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-7155 (Registered Representatives)

HARTFORD LIFE INSURANCE COMPANY                                               29
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FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C.  TAXATION OF ANNUITIES -- GENERAL
PROVISIONS AFFECTING PURCHASERS OTHER
THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received

30                                               HARTFORD LIFE INSURANCE COMPANY
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      or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and

HARTFORD LIFE INSURANCE COMPANY                                               31
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(b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

     If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular

32                                               HARTFORD LIFE INSURANCE COMPANY
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sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT
ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

HARTFORD LIFE INSURANCE COMPANY                                               33
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-

34                                               HARTFORD LIFE INSURANCE COMPANY
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exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

HARTFORD LIFE INSURANCE COMPANY                                               35
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- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

36                                               HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
 ------------------------------------------------------------------------------
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
 ------------------------------------------------------------------------------
 SAFEKEEPING OF ASSETS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Nations Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant
---------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
                     City/State    Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                            NATIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance
Company Attn:   Individual Annuity Services, P.O. Box 5085, Hartford, CT
06102-5085.





Date of Prospectus: October 1, 1999

Date of Statement of Additional Information: October 1, 1999











333-41213

                               TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . .   4

SAFEKEEPING OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .   4

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .   4

DISTRIBUTION OF CONTRACTS  . . . . . . . . . . . . . . . . . . . . . . . .   5

CALCULATION OF YIELD AND RETURN  . . . . . . . . . . . . . . . . . . . . .   6

PERFORMANCE COMPARISONS  . . . . . . . . . . . . . . . . . . . . . . . . .  10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                  INTRODUCTION


The individual and group tax-deferred variable annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90. There are several alternative annuity payment options available under the Contract (see "Annuity Payouts" in the Prospectus).


The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Accumulation Feature. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Value Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Money Market HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund.


Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.

The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") at the Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits" of the Prospectus).

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and
subsequently redomiciled to Connecticut.   Our offices are located in
Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              HARTFORD'S RATINGS


                              Effective
    Rating Agency           Date of Rating   Rating      Basis of Rating
    -------------           --------------   ------      ---------------
A.M. Best and Company, Inc.     1/1/99        A+      Financial performance
Standard & Poor's               5/3/99        AA      Insurer financial strength
Duff & Phelps                 12/21/98        AA+     Claims paying ability

                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on Premium
Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $61,629,500, 1997: $64,851,026 and 1996: $59,896,541. HSD has
retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN



YIELD OF THE HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Hartford Money Market HLS Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.



The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

THE HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT.



 SUB-ACCOUNT                          YIELD                EFFECTIVE YIELD
 -----------                          -----                ---------------
 Hartford Money Market HLS Fund        3.12%                     3.17%



* Yield and effective yield for the period ending June 30, 1999.



YIELD OF HARTFORD BOND HLS FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," yields of the Bond Fund Sub-Account will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying Fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Bond Fund Sub-Account's yield will vary from time to time depending upon market conditions and the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Account's shares and to the relative risks associated with the investment objectives and policy of the Bond Fund Sub-Account.

Yield calculations of the Bond Fund Sub-Account used for illustration purposes reflect dividends and interest earned by the Sub-Account, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period are computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

AT ANY TIME IN THE FUTURE, YIELDS AND TOTAL RETURN MAY BE HIGHER OR LOWER THAN PAST YIELDS AND THERE CAN BE NO ASSURANCE THAT ANY HISTORICAL RESULTS WILL CONTINUE.


     Yield Quotation Based on a 30 day Period Ended June 30, 1999.

 SUB-ACCOUNT                                                    YIELD
 -----------                                                    -----
 Hartford Bond HLS Fund                                          4.81%
 AIM V.I. High Yield                                             N/A








CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999




                          INCEPTION                                       SINCE
 SUB-ACCOUNT                DATE      1 YEAR     5 YEAR     10 YEAR     INCEPTION
 -----------              ---------   ------     ------     -------     ---------
Nations Balanced Fund     04/01/98     -5.89%       N/A        N/A        -9.25%
Nations Discretionary     04/01/98      6.66%       N/A        N/A         4.33%
 Equity Fund
Nations International     04/01/98     -2.65%       N/A        N/A        -2.53%
 Growth Fund
Nations Managed           04/01/98      9.63%       N/A        N/A         7.15%
 Index Fund
Nations Managed Small     04/01/98    -14.13%       N/A        N/A       -17.67%
 Cap Index Fund
Nations Marsico           04/01/98     20.31%       N/A        N/A        26.06%
 Focused Equity Fund
Nations Marsico           04/01/98     13.27%       N/A        N/A        18.62%
 Growth & Income Fund
Nations Value Fund        04/01/98      2.39%       N/A        N/A        -1.66%
AIM Capital               05/05/93      5.37%      17.18%      N/A        14.80%
 Appreciation Fund
AIM High Yield Fund       05/01/98    -12.66%       N/A        N/A        -9.74%
AIM Value Fund            05/05/93     17.29%      21.35%      N/A        18.58%
Hartford Advisers         03/31/83      4.80%      15.93%     10.54%       9.92%
 HLS Fund
Hartford Bond HLS Fund    08/31/77     -9.38%       2.71%      3.77%       3.61%
Hartford Capital          04/02/84     10.20%      18.92%     15.05%      12.16%
 Appreciation HLS Fund
Hartford Dividend &       03/09/94      1.93%      18.87%      N/A        17.03%
 Growth HLS Fund
Hartford International    07/02/90     -3.11%       5.31%      N/A         3.71%
 Opportunities HLS Fund
Hartford Money Market     06/30/80     -5.57%       0.00%      0.96%       1.38%
 HLS Fund
Hartford Small            08/09/96     14.33%       N/A        N/A        15.03%
 Company HLS Fund
Hartford Stock HLS Fund   08/31/77     13.58%      23.44%     14.44%      12.82%



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999
                   WITH DEATH BENEFIT OPTION

                           INCEPTION                                       SINCE
 SUB-ACCOUNT                 DATE      1 YEAR     5 YEAR     10 YEAR     INCEPTION
 -----------               ---------   ------     ------     -------     ---------
Nations Balanced Fund      04/01/98     -6.04%      N/A        N/A        -9.40%
Nations Discretionary      04/01/98      6.49%      N/A        N/A         4.16%
 Equity Fund
Nations International      04/01/98     -2.81%      N/A        N/A        -2.70%
 Growth Fund
Nations Managed            04/01/98      9.45%      N/A        N/A         6.97%
 Index Fund
Nations Managed Small      04/01/98    -14.27%      N/A        N/A       -17.81%
 Cap Index Fund
Nations Marsico            04/01/98     20.12%      N/A        N/A        25.85%
 Focused Equity Fund
Nations Marsico            04/01/98     13.08%      N/A        N/A        18.43%
 Growth & Income Fund
Nations Value Fund         04/01/98      2.22%      N/A        N/A        -1.83%
AIM Capital                05/05/93      5.20%     16.99%      N/A        14.62%
 Appreciation Fund
AIM High Yield Fund        05/01/98    -12.81%      N/A        N/A        -9.85%
AIM Value Fund             05/05/93     17.16%     21.16%      N/A        18.40%
Hartford Advisers HLS      03/31/83      4.63%     15.74%     10.35%       9.73%
 Fund                      08/31/77     -9.64%      2.52%      3.59%       3.43%
Hartford Bond HLS Fund
Hartford Capital           04/02/84     10.03%     18.73%     14.86%      11.98%
 Appreciation HLS Fund
Hartford Dividend &        03/09/94      1.76%     18.68%      N/A        16.84%
 Growth HLS Fund
Hartford International     07/02/90     -3.27%      5.14%      N/A         3.76%
 Opportunities HLS Fund
Hartford Money Market      06/30/80     -5.72%     -0.17%      0.78%       1.20%
 HLS Fund
Hartford Small Company     08/09/96     14.15%      N/A        N/A        14.84%
 HLS Fund
Hartford Stock HLS Fund    08/31/77     13.40%     23.24%     14.26%      12.63%


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return as based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
             THE SEPARATE ACCOUNT FOR PERIOD ENDED JUNE 30, 1999


                            INCEPTION                                       SINCE
 SUB-ACCOUNT                  DATE      1 YEAR     5 YEAR     10 YEAR     INCEPTION
 -----------                ---------   ------     ------     -------     ---------
Nations Balanced Fund        04/01/98     3.11%      N/A        N/A         0.59%
Nations Discretionary        04/01/98    15.66%      N/A        N/A        13.90%
 Equity Fund
Nations International        04/01/98     6.35%      N/A        N/A         7.17%
 Growth Fund
Nations Managed Index Fund   04/01/98    18.63%      N/A        N/A        16.68%
Nations Managed Small        04/01/98    -5.13%      N/A        N/A        -7.34%
 Cap Index Fund
Nations Marsico Focused      04/01/98    29.31%      N/A        N/A        35.12%
 Equity Fund
Nations Marsico Growth &     04/01/98    22.27%      N/A        N/A        27.88%
 Income Fund
Nations Value Fund           04/01/98    11.39%      N/A        N/A         8.07%
AIM Capital                  05/05/93    14.37%     19.66%      N/A        17.39%
 Appreciation Fund
AIM High Yield Fund          05/01/98    -3.66%      N/A        N/A        -2.91%
AIM Value Fund               05/05/93    26.29%     23.84%      N/A        21.09%
Hartford Advisers HLS Fund   03/31/83    13.80%     18.66%     12.82%      12.29%
Hartford Bond HLS Fund       08/31/77    -0.38%      6.16%      6.26%       7.16%
Hartford Capital             04/02/84    19.20%     21.43%     16.98%      16.48%
 Appreciation HLS Fund
Hartford Dividend &          03/09/94    10.93%     21.40%      N/A        19.77%
 Growth HLS Fund
Hartford International       07/02/90     5.89%      8.63%      N/A         6.61%
 Opportunities HLS Fund
Hartford Money Market        06/30/80     3.43%      3.74%      3.79%       5.92%
 HLS Fund
Hartford Small Company       08/09/96    23.33%      N/A        N/A        19.12%
 HLS Fund
Hartford Stock HLS Fund      08/31/77    22.58%     25.89%     16.63%      14.73%




NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
              THE SEPARATE ACCOUNT FOR PERIOD ENDED JUNE 30, 1999
                           WITH DEATH BENEFIT OPTION

                            INCEPTION                                       SINCE
 SUB-ACCOUNT                  DATE      1 YEAR     5 YEAR     10 YEAR     INCEPTION
 -----------                ---------   ------     ------     -------     ---------
Nations Balanced Fund        04/01/98     2.96%      N/A        N/A         0.44%
Nations Discretionary        04/01/98    15.49%      N/A        N/A        13.73%
 Equity Fund
Nations International        04/01/98     6.19%      N/A        N/A         7.01%
 Growth Fund
Nations Managed Index Fund   04/01/98    18.45%      N/A        N/A        16.50%
Nations Managed Small        04/01/98    -5.27%      N/A        N/A        -7.47%
 Cap Index Fund
Nations Marsico Focused      04/01/98    29.12%      N/A        N/A        34.92%
 Equity Fund
Nations Marsico Growth &     04/01/98    22.08%      N/A        N/A        27.69%
 Income Fund
Nations Value Fund           04/01/98    11.22%      N/A        N/A         7.91%
AIM Capital                  05/05/93    14.20%     19.48%      N/A        17.22%
 Appreciation Fund
AIM High Yield Fund          05/01/98    -3.81%      N/A        N/A        -3.06%
AIM Value Fund               05/05/93    26.16%     23.66%      N/A        20.91%
Hartford Advisers HLS Fund   03/31/83    13.63%     18.48%     12.65%      12.13%
Hartford Bond HLS Fund       08/31/77    -0.64%      5.98%      6.10%       6.99%
Hartford Capital             04/02/84    19.03%     21.24%     16.81%      16.31%
 Appreciation HLS Fund
Hartford Dividend &          03/09/94    10.76%     21.21%      N/A        19.59%
 Growth HLS Fund
Hartford International       07/02/90     5.73%      8.46%      N/A         6.45%
 Opportunities HLS Fund
Hartford Money Market        06/30/80     3.28%      3.58%      3.63%       5.76%
 HLS Fund
Hartford Small Company       08/09/96    23.15%      N/A        N/A        18.94%
 HLS Fund
Hartford Stock HLS Fund      08/31/77    22.40%     25.70%     16.46%      14.56%


                           PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.


The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marisco Growth & Income Portfolio, Nations Marisco Focused Equities Portfolio, Hartford Bond Fund, Hartford Stock Fund, Hartford Money Market Fund, Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford International Opportunities Fund, Hartford Dividend and Growth Fund, Hartford Small Company Fund, AIM V.I. High Yield Fund, AIM V.I. Value Fund, and AIM V.I. Capital Appreciation Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                NATIONS             NATIONS             NATIONS
                               BALANCED           DISCIPLINED        INTERNATIONAL
                           ASSETS PORTFOLIO    EQUITY PORTFOLIO    GROWTH PORTFOLIO
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------   -----------------   -----------------
ASSETS:
  Investments:
    Nations Balanced
     Assets Portfolio
        Shares 293,074
        Cost $2,761,408
      Market Value.......      $2,836,956            --                  --
    Nations Disciplined
     Equity Portfolio
        Shares 350,309
        Cost $3,407,882
      Market Value.......        --                $3,720,287            --
    Nations International
     Growth Portfolio
        Shares 123,462
        Cost $1,194,039
      Market Value.......        --                  --                $1,269,194
    Nations Managed Index
     Portfolio
        Shares 392,709
        Cost $3,970,473
      Market Value.......        --                  --                  --
    Nations Managed
     SmallCap Index
     Portfolio
        Shares 171,539
        Cost $1,590,096
      Market Value.......        --                  --                  --
    Nations Value
     Portfolio
        Shares 440,971
        Cost $4,273,735
      Market Value.......        --                  --                  --
    Nations Marisco
     Growth & Income
     Portfolio
        Shares 979,232
        Cost $10,518,513
      Market Value.......        --                  --                  --
    Nations Marisco
     Focused Equities
     Portfolio
        Shares 1,585,151
        Cost $17,746,309
      Market Value.......        --                  --                  --
    Hartford Bond HLS
     Fund, Inc. -- Class
     IB
        Shares 5,244,322
        Cost $5,412,811
      Market Value.......        --                  --                  --
    Hartford Stock HLS
     Fund, Inc. -- Class
     IB
        Shares 9,232,900
        Cost $9,616,893
      Market Value.......        --                  --                  --
  Due from Hartford Life
   Insurance Company.....           9,290            --                        79
  Receivable from fund
   shares sold...........        --                       126            --
                           -----------------   -----------------   -----------------
  Total Assets...........       2,846,246           3,720,413           1,269,273
                           -----------------   -----------------   -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                       127            --
  Payable for fund shares
   purchased.............           9,291            --                        79
                           -----------------   -----------------   -----------------
  Total Liabilities......           9,291                 127                  79
                           -----------------   -----------------   -----------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $2,836,955          $3,720,286          $1,269,194
                           -----------------   -----------------   -----------------
                           -----------------   -----------------   -----------------
  Units Owned by
   Participants..........       2,926,023           3,510,472           1,231,312
  Unit Price.............      $ 0.969560          $ 1.059768          $ 1.030766

     The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                                                  NATIONS
                               NATIONS            MANAGED                            NATIONS MARISCO      NATIONS MARISCO
                               MANAGED            SMALLCAP           NATIONS            GROWTH &              FOCUSED
                           INDEX PORTFOLIO    INDEX PORTFOLIO    VALUE PORTFOLIO    INCOME PORTFOLIO    EQUITIES PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------   ----------------   ----------------   -----------------   -------------------
ASSETS:
  Investments:
    Nations Balanced
     Assets Portfolio
        Shares 293,074
        Cost $2,761,408
      Market Value.......       --                 --                 --                  --                  --
    Nations Disciplined
     Equity Portfolio
        Shares 350,309
        Cost $3,407,882
      Market Value.......       --                 --                 --                  --                  --
    Nations International
     Growth Portfolio
        Shares 123,462
        Cost $1,194,039
      Market Value.......       --                 --                 --                  --                  --
    Nations Managed Index
     Portfolio
        Shares 392,709
        Cost $3,970,473
      Market Value.......     $4,351,220           --                 --                  --                  --
    Nations Managed
     SmallCap Index
     Portfolio
        Shares 171,539
        Cost $1,590,096
      Market Value.......       --               $1,549,000           --                  --                  --
    Nations Value
     Portfolio
        Shares 440,971
        Cost $4,273,735
      Market Value.......       --                 --               $4,594,915            --                  --
    Nations Marisco
     Growth & Income
     Portfolio
        Shares 979,232
        Cost $10,518,513
      Market Value.......       --                 --                 --               $11,907,466            --
    Nations Marisco
     Focused Equities
     Portfolio
        Shares 1,585,151
        Cost $17,746,309
      Market Value.......       --                 --                 --                  --                $20,606,969
    Hartford Bond HLS
     Fund, Inc. -- Class
     IB
        Shares 5,244,322
        Cost $5,412,811
      Market Value.......       --                 --                 --                  --                  --
    Hartford Stock HLS
     Fund, Inc. -- Class
     IB
        Shares 9,232,900
        Cost $9,616,893
      Market Value.......       --                 --                 --                  --                  --
  Due from Hartford Life
   Insurance Company.....          4,221                473              3,010              10,286               47,971
  Receivable from fund
   shares sold...........       --                 --                 --                  --                  --
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Total Assets...........      4,355,441          1,549,473          4,597,925          11,917,752           20,654,940
                           ----------------   ----------------   ----------------   -----------------   -------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --                 --                  --                  --
  Payable for fund shares
   purchased.............          4,481                472              3,009              10,285               47,244
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Total Liabilities......          4,481                472              3,009              10,285               47,244
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $4,350,960         $1,549,001         $4,594,916         $11,907,467          $20,607,696
                           ----------------   ----------------   ----------------   -----------------   -------------------
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Units Owned by
   Participants..........      3,966,976          1,749,036          4,443,598           9,977,215           16,214,714
  Unit Price.............     $ 1.096795         $ 0.885631         $ 1.034053         $  1.193466          $  1.270926


                           HARTFORD BOND    HARTFORD STOCK
                                FUND             FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ---------------
ASSETS:
  Investments:
    Nations Balanced
     Assets Portfolio
        Shares 293,074
        Cost $2,761,408
      Market Value.......       --               --
    Nations Disciplined
     Equity Portfolio
        Shares 350,309
        Cost $3,407,882
      Market Value.......       --               --
    Nations International
     Growth Portfolio
        Shares 123,462
        Cost $1,194,039
      Market Value.......       --               --
    Nations Managed Index
     Portfolio
        Shares 392,709
        Cost $3,970,473
      Market Value.......       --               --
    Nations Managed
     SmallCap Index
     Portfolio
        Shares 171,539
        Cost $1,590,096
      Market Value.......       --               --
    Nations Value
     Portfolio
        Shares 440,971
        Cost $4,273,735
      Market Value.......       --               --
    Nations Marisco
     Growth & Income
     Portfolio
        Shares 979,232
        Cost $10,518,513
      Market Value.......       --               --
    Nations Marisco
     Focused Equities
     Portfolio
        Shares 1,585,151
        Cost $17,746,309
      Market Value.......       --               --
    Hartford Bond HLS
     Fund, Inc. -- Class
     IB
        Shares 5,244,322
        Cost $5,412,811
      Market Value.......    $5,284,982          --
    Hartford Stock HLS
     Fund, Inc. -- Class
     IB
        Shares 9,232,900
        Cost $9,616,893
      Market Value.......       --            $10,166,993
  Due from Hartford Life
   Insurance Company.....       --                  8,409
  Receivable from fund
   shares sold...........         9,710          --
                           --------------   ---------------
  Total Assets...........     5,294,692        10,175,402
                           --------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         9,710          --
  Payable for fund shares
   purchased.............       --                  8,410
                           --------------   ---------------
  Total Liabilities......         9,710             8,410
                           --------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $5,284,982       $10,166,992
                           --------------   ---------------
                           --------------   ---------------
  Units Owned by
   Participants..........     5,038,023         8,931,341
  Unit Price.............    $ 1.049019       $  1.138350

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                             HARTFORD        HARTFORD
                           MONEY MARKET      ADVISERS
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
ASSETS:
  Investments:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
        Shares 2,179,042
        Cost $2,179,042
      Market Value.......    $2,179,042        --
    Hartford Advisers HLS
     Fund, Inc. -- Class
     IB
        Shares 32,709,264
        Cost $33,958,550
      Market Value.......       --         $34,713,950
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -- Class
     IB
        Shares 5,987,114
        Cost $5,618,153
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -- Class
     IB
        Shares 681,728
        Cost $663,609
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
        Shares 8,550,871
      Cost $8,367,897
      Market Value.......       --             --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
        Shares 705,166
        Cost $644,887
      Market Value.......       --             --
    Nations AIM V.I. High
     Yield Fund
        Shares 185,157
        Cost $1,710,372
      Market Value.......       --             --
    Nations AIM V.I.
     Value Fund
        Shares 83,121
        Cost $1,948,249
      Market Value.......       --             --
    Nations AIM V.I.
     Capital Appreciation
     Fund
        Shares 39,627
        Cost $861,667
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       --              51,966
  Receivable from fund
   shares sold...........            75        --
                           -------------   ------------
  Total Assets...........     2,179,117     34,765,916
                           -------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            75        --
  Payable for fund shares
   purchased.............       --              51,882
                           -------------   ------------
  Total Liabilities......            75         51,882
                           -------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $2,179,042    $34,714,034
                           -------------   ------------
                           -------------   ------------
  Units Owned by
   Participants..........     2,119,787     31,298,238
  Unit Price.............    $ 1.027953    $  1.109137

    The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD          INTERNATIONAL          HARTFORD            HARTFORD
                           CAPITAL APPRECIATION    OPPORTUNITIES    DIVIDEND AND GROWTH    SMALL COMPANY        AIM V.I.
                                   FUND                 FUND                FUND                FUND        HIGH YIELD FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------------   --------------   --------------------   --------------   ----------------
ASSETS:
  Investments:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
        Shares 2,179,042
        Cost $2,179,042
      Market Value.......         --                    --                --                    --               --
    Hartford Advisers HLS
     Fund, Inc. -- Class
     IB
        Shares 32,709,264
        Cost $33,958,550
      Market Value.......         --                    --                --                    --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -- Class
     IB
        Shares 5,987,114
        Cost $5,618,153
      Market Value.......        $5,941,894             --                --                    --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -- Class
     IB
        Shares 681,728
        Cost $663,609
      Market Value.......         --                  $ 662,779           --                    --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
        Shares 8,550,871
      Cost $8,367,897
      Market Value.......         --                    --               $8,600,492             --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
        Shares 705,166
        Cost $644,887
      Market Value.......         --                    --                --                  $ 695,969          --
    Nations AIM V.I. High
     Yield Fund
        Shares 185,157
        Cost $1,710,372
      Market Value.......         --                    --                --                    --             $1,636,790
    Nations AIM V.I.
     Value Fund
        Shares 83,121
        Cost $1,948,249
      Market Value.......         --                    --                --                    --               --
    Nations AIM V.I.
     Capital Appreciation
     Fund
        Shares 39,627
        Cost $861,667
      Market Value.......         --                    --                --                    --               --
  Due from Hartford Life
   Insurance Company.....             4,078             --                    6,258             --               --
  Receivable from fund
   shares sold...........         --                        256           --                         23                56
                                -----------        --------------       -----------        --------------   ----------------
  Total Assets...........         5,945,972             663,035           8,606,750             695,992         1,636,846
                                -----------        --------------       -----------        --------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         --                        256           --                         23                56
  Payable for fund shares
   purchased.............             4,076             --                    6,259             --               --
                                -----------        --------------       -----------        --------------   ----------------
  Total Liabilities......             4,076                 256               6,259                  23                56
                                -----------        --------------       -----------        --------------   ----------------
  Net Assets (variable
   annuity contract
   liabilities)..........        $5,941,896           $ 662,779          $8,600,491           $ 695,969        $1,636,790
                                -----------        --------------       -----------        --------------   ----------------
                                -----------        --------------       -----------        --------------   ----------------
  Units Owned by
   Participants..........         5,901,008             676,676           8,374,016             711,812         1,808,512
  Unit Price.............        $ 1.006929           $0.979463          $ 1.027045           $0.977743        $ 0.905048


                             AIM V.I.      AIM V.I. CAPITAL
                            VALUE FUND    APPRECIATION FUND
                           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------
ASSETS:
  Investments:
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
        Shares 2,179,042
        Cost $2,179,042
      Market Value.......      --               --
    Hartford Advisers HLS
     Fund, Inc. -- Class
     IB
        Shares 32,709,264
        Cost $33,958,550
      Market Value.......      --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -- Class
     IB
        Shares 5,987,114
        Cost $5,618,153
      Market Value.......      --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -- Class
     IB
        Shares 681,728
        Cost $663,609
      Market Value.......      --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
        Shares 8,550,871
      Cost $8,367,897
      Market Value.......      --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
        Shares 705,166
        Cost $644,887
      Market Value.......      --               --
    Nations AIM V.I. High
     Yield Fund
        Shares 185,157
        Cost $1,710,372
      Market Value.......      --               --
    Nations AIM V.I.
     Value Fund
        Shares 83,121
        Cost $1,948,249
      Market Value.......   $2,181,915          --
    Nations AIM V.I.
     Capital Appreciation
     Fund
        Shares 39,627
        Cost $861,667
      Market Value.......      --              $ 998,592
  Due from Hartford Life
   Insurance Company.....      --               --
  Receivable from fund
   shares sold...........        9,075                34
                           ------------       ----------
  Total Assets...........    2,190,990           998,626
                           ------------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        9,878                33
  Payable for fund shares
   purchased.............      --               --
                           ------------       ----------
  Total Liabilities......        9,878                33
                           ------------       ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $2,181,112         $ 998,593
                           ------------       ----------
                           ------------       ----------
  Units Owned by
   Participants..........    2,087,270           987,003
  Unit Price.............   $ 1.044959         $1.011743

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF OPERATIONS
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998, TO DECEMBER 31, 1998

                                NATIONS             NATIONS             NATIONS
                               BALANCED           DISCIPLINED        INTERNATIONAL
                           ASSETS PORTFOLIO    EQUITY PORTFOLIO    GROWTH PORTFOLIO
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends..............       $ 28,039            $  8,374            $ 3,813
EXPENSES:
  Mortality and expense
   undertakings..........        (10,445)            (17,210)            (5,604)
                                --------            --------            -------
    Net investment income
     (loss)..............         17,594              (8,836)            (1,791)
                                --------            --------            -------
CAPITAL GAINS INCOME.....       --                  --                  --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,248                 333                130
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         75,548             312,405             75,154
                                --------            --------            -------
    Net gain (loss) on
     investments.........         76,796             312,738             75,284
                                --------            --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 94,390            $303,902            $73,493
                                --------            --------            -------
                                --------            --------            -------

     The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                                                  NATIONS
                               NATIONS            MANAGED                            NATIONS MARISCO      NATIONS MARISCO
                               MANAGED            SMALLCAP           NATIONS            GROWTH &              FOCUSED
                           INDEX PORTFOLIO    INDEX PORTFOLIO    VALUE PORTFOLIO    INCOME PORTFOLIO    EQUITIES PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------   ----------------   ----------------   -----------------   -------------------
INVESTMENT INCOME:
  Dividends..............      $ 26,887           $  5,808           $ 16,682           $   19,508           $   25,214
EXPENSES:
  Mortality and expense
   undertakings..........       (19,884)            (8,138)           (20,586)             (46,165)             (76,812)
                               --------           --------           --------       -----------------   -------------------
    Net investment income
     (loss)..............         7,003             (2,330)            (3,904)             (26,657)             (51,598)
                               --------           --------           --------       -----------------   -------------------
CAPITAL GAINS INCOME.....       --                 --                 --                  --                  --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           130                 (5)              (734)              (3,632)                (647)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       380,746            (41,096)           321,180            1,388,952            2,860,660
                               --------           --------           --------       -----------------   -------------------
    Net gain (loss) on
     investments.........       380,876            (41,101)           320,446            1,385,320            2,860,013
                               --------           --------           --------       -----------------   -------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $387,879           $(43,431)          $316,542           $1,358,663           $2,808,415
                               --------           --------           --------       -----------------   -------------------
                               --------           --------           --------       -----------------   -------------------


                           HARTFORD BOND    HARTFORD STOCK
                                FUND             FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ---------------
INVESTMENT INCOME:
  Dividends..............     $ 255,767         $423,490
EXPENSES:
  Mortality and expense
   undertakings..........       (22,175)         (36,866)
                           --------------   ---------------
    Net investment income
     (loss)..............       233,592          386,624
                           --------------   ---------------
CAPITAL GAINS INCOME.....       --               --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           447             (396)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (127,829)         550,100
                           --------------   ---------------
    Net gain (loss) on
     investments.........      (127,382)         549,704
                           --------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 106,210         $936,328
                           --------------   ---------------
                           --------------   ---------------

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998, TO DECEMBER 31, 1998

                             HARTFORD        HARTFORD
                           MONEY MARKET      ADVISERS
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
INVESTMENT INCOME:
  Dividends..............     $30,221       $ 1,804,946
EXPENSES:
  Mortality and expense
   undertakings..........      (7,864)         (127,949)
                           -------------   ------------
    Net investment income
     (loss)..............      22,357         1,676,997
                           -------------   ------------
CAPITAL GAINS INCOME.....      --               --
                           -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 1,191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               755,399
                           -------------   ------------
    Net gain (loss) on
     investments.........      --               756,590
                           -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $22,357       $ 2,433,587
                           -------------   ------------
                           -------------   ------------

* From inception, July 16, 1998, to December 31, 1998.

     The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD          INTERNATIONAL          HARTFORD            HARTFORD
                           CAPITAL APPRECIATION    OPPORTUNITIES    DIVIDEND AND GROWTH    SMALL COMPANY        AIM V.I.
                                   FUND                 FUND                FUND                FUND        HIGH YIELD FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*
                           ---------------------   --------------   --------------------   --------------   ----------------
INVESTMENT INCOME:
  Dividends..............         $140,339             $11,063            $256,481             $--              $ 62,908
EXPENSES:
  Mortality and expense
   undertakings..........          (25,003)             (3,201)            (40,326)             (2,997)           (3,821)
                                  --------             -------            --------             -------          --------
    Net investment income
     (loss)..............          115,336               7,862             216,155              (2,997)           59,087
                                  --------             -------            --------             -------          --------
CAPITAL GAINS INCOME.....        --                    --                 --                   --                --
                                  --------             -------            --------             -------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             (119)                 26                 (15)                 20               (39)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          323,740                (830)            232,595              51,082           (73,582)
                                  --------             -------            --------             -------          --------
    Net gain (loss) on
     investments.........          323,621                (804)            232,580              51,102           (73,621)
                                  --------             -------            --------             -------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $438,957             $ 7,058            $448,735             $48,105          $(14,534)
                                  --------             -------            --------             -------          --------
                                  --------             -------            --------             -------          --------


                             AIM V.I.       AIM V.I. CAPITAL
                            VALUE FUND     APPRECIATION FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT*
                           -------------   ------------------
INVESTMENT INCOME:
  Dividends..............     $  9,680          $  1,395
EXPENSES:
  Mortality and expense
   undertakings..........       (4,776)           (2,447)
                           -------------        --------
    Net investment income
     (loss)..............        4,904            (1,052)
                           -------------        --------
CAPITAL GAINS INCOME.....       85,619            24,715
                           -------------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (4,733)            2,118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      233,667           136,927
                           -------------        --------
    Net gain (loss) on
     investments.........      228,934           139,045
                           -------------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $319,457          $162,708
                           -------------        --------
                           -------------        --------

* From inception, July 16, 1998, to December 31, 1998.

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998, TO DECEMBER 31, 1998

                                NATIONS             NATIONS             NATIONS
                               BALANCED           DISCIPLINED        INTERNATIONAL
                           ASSETS PORTFOLIO    EQUITY PORTFOLIO    GROWTH PORTFOLIO
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------   -----------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................      $   17,594          $   (8,836)         $   (1,791)
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........           1,248                 333                 130
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          75,548             312,405              75,154
                           -----------------   -----------------   -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          94,390             303,902              73,493
                           -----------------   -----------------   -----------------
UNIT TRANSACTIONS:
  Purchases..............       1,191,400           2,135,069             694,879
  Net transfers..........       1,574,738           1,308,683             509,945
  Surrenders for benefit
   payments and fees.....         (23,573)            (27,368)             (9,123)
  Net annuity
   transactions..........        --                  --                  --
                           -----------------   -----------------   -----------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       2,742,565           3,416,384           1,195,701
                           -----------------   -----------------   -----------------
  Total increase
   (decrease) in net
   assets................       2,836,955           3,720,286           1,269,194
NET ASSETS:
  Beginning of period....        --                  --                  --
                           -----------------   -----------------   -----------------
  End of period..........      $2,836,955          $3,720,286          $1,269,194
                           -----------------   -----------------   -----------------
                           -----------------   -----------------   -----------------

     The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                                                  NATIONS
                               NATIONS            MANAGED                            NATIONS MARISCO      NATIONS MARISCO
                               MANAGED            SMALLCAP           NATIONS            GROWTH &              FOCUSED
                           INDEX PORTFOLIO    INDEX PORTFOLIO    VALUE PORTFOLIO    INCOME PORTFOLIO    EQUITIES PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------   ----------------   ----------------   -----------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................     $    7,003         $   (2,330)        $   (3,904)        $   (26,657)         $   (51,598)
  Capital gains income...       --                 --                 --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            130                 (5)              (734)             (3,632)                (647)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        380,746            (41,096)           321,180           1,388,952            2,860,660
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        387,879            (43,431)           316,542           1,358,663            2,808,415
                           ----------------   ----------------   ----------------   -----------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............      2,891,993          1,174,665          2,902,677           7,617,543           13,184,406
  Net transfers..........      1,104,396            427,843          1,396,785           3,001,237            4,754,462
  Surrenders for benefit
   payments and fees.....        (33,308)           (10,076)           (21,088)            (69,976)            (169,082)
  Net annuity
   transactions..........       --                 --                 --                  --                     29,495
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....      3,963,081          1,592,432          4,278,374          10,548,804           17,799,281
                           ----------------   ----------------   ----------------   -----------------   -------------------
  Total increase
   (decrease) in net
   assets................      4,350,960          1,549,001          4,594,916          11,907,467           20,607,696
NET ASSETS:
  Beginning of period....       --                 --                 --                  --                  --
                           ----------------   ----------------   ----------------   -----------------   -------------------
  End of period..........     $4,350,960         $1,549,001         $4,594,916         $11,907,467          $20,607,696
                           ----------------   ----------------   ----------------   -----------------   -------------------
                           ----------------   ----------------   ----------------   -----------------   -------------------


                           HARTFORD BOND    HARTFORD STOCK
                                FUND             FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  233,592       $   386,624
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........           447              (396)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (127,829)          550,100
                           --------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       106,210           936,328
                           --------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     1,973,020         6,565,916
  Net transfers..........     3,257,205         2,780,547
  Surrenders for benefit
   payments and fees.....       (51,453)         (115,799)
  Net annuity
   transactions..........       --               --
                           --------------   ---------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     5,178,772         9,230,664
                           --------------   ---------------
  Total increase
   (decrease) in net
   assets................     5,284,982        10,166,992
NET ASSETS:
  Beginning of period....       --               --
                           --------------   ---------------
  End of period..........    $5,284,982       $10,166,992
                           --------------   ---------------
                           --------------   ---------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998, TO DECEMBER 31, 1998

                             HARTFORD        HARTFORD
                           MONEY MARKET      ADVISERS
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $   22,357    $  1,676,997
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       --                1,191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              755,399
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        22,357       2,433,587
                           -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     1,205,792      21,876,614
  Net transfers..........     1,152,764      10,755,426
  Surrenders for benefit
   payments and fees.....      (201,871)       (351,593)
  Net annuity
   transactions..........       --              --
                           -------------   ------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     2,156,685      32,280,447
                           -------------   ------------
  Total increase
   (decrease) in net
   assets................     2,179,042      34,714,034
NET ASSETS:
  Beginning of period....       --              --
                           -------------   ------------
  End of period..........    $2,179,042    $ 34,714,034
                           -------------   ------------
                           -------------   ------------

* From inception, July 16, 1998, to December 31, 1998

     The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD          INTERNATIONAL          HARTFORD            HARTFORD
                           CAPITAL APPRECIATION    OPPORTUNITIES    DIVIDEND AND GROWTH    SMALL COMPANY        AIM V.I.
                                   FUND                 FUND                FUND                FUND        HIGH YIELD FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*
                           ---------------------   --------------   --------------------   --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................        $  115,336           $  7,862           $  216,155           $ (2,997)        $   59,087
  Capital gains income...         --                   --                 --                   --                --
  Net realized gain
   (loss) on security
   transactions..........              (119)                26                  (15)                20                (39)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           323,740               (830)             232,595             51,082            (73,582)
                                -----------        --------------       -----------        --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           438,957              7,058              448,735             48,105            (14,534)
                                -----------        --------------       -----------        --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............         3,510,954            424,234            6,465,047            485,471          1,011,408
  Net transfers..........         2,022,841            232,918            1,794,442            166,509            646,458
  Surrenders for benefit
   payments and fees.....           (30,856)            (1,431)            (107,733)            (4,116)            (6,542)
  Net annuity
   transactions..........         --                   --                 --                   --                --
                                -----------        --------------       -----------        --------------   ----------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....         5,502,939            655,721            8,151,756            647,864          1,651,324
                                -----------        --------------       -----------        --------------   ----------------
  Total increase
   (decrease) in net
   assets................         5,941,896            662,779            8,600,491            695,969          1,636,790
NET ASSETS:
  Beginning of period....         --                   --                 --                   --                --
                                -----------        --------------       -----------        --------------   ----------------
  End of period..........        $5,941,896           $662,779           $8,600,491           $695,969         $1,636,790
                                -----------        --------------       -----------        --------------   ----------------
                                -----------        --------------       -----------        --------------   ----------------


                             AIM V.I.       AIM V.I. CAPITAL
                            VALUE FUND     APPRECIATION FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT*
                           -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................    $    4,904         $ (1,052)
  Capital gains income...        85,619           24,715
  Net realized gain
   (loss) on security
   transactions..........        (4,733)           2,118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       233,667          136,927
                           -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       319,457          162,708
                           -------------        --------
UNIT TRANSACTIONS:
  Purchases..............     1,133,771          717,967
  Net transfers..........       733,569          120,333
  Surrenders for benefit
   payments and fees.....        (5,685)          (2,415)
  Net annuity
   transactions..........       --              --
                           -------------        --------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     1,861,655          835,885
                           -------------        --------
  Total increase
   (decrease) in net
   assets................     2,181,112          998,593
NET ASSETS:
  Beginning of period....       --              --
                           -------------        --------
  End of period..........    $2,181,112         $998,593
                           -------------        --------
                           -------------        --------

* From inception, July 16, 1998, to December 31, 1998

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Hartford, Nations, and AIM V.I. mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           FOR THE YEARS
                                                         ENDED DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $ 6       $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................     --               --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................     --               --          --               (1)            (1)
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1998..........    $ 6       $    1,045        $184           $1,462         $2,697
                                           ------          ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $ 6       $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................     --               --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1997..........    $ 6       $    1,045        $179           $1,113         $2,343
                                           ------          ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $ 6       $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................     --               --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................     --               38          --               --             38
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1996..........    $ 6       $    1,045        $ 30           $  811         $1,892
                                           ------          ------       -----         -----------      ------
                                           ------          ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(c) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(d) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(e) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(f) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.
(g) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(h) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(i) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

(c) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(d) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(e) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(f) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(g) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 18,159      1,009     1,944           50           1,504      91         4,598
    Other policyholder funds.......  $ 21,034         10       150           --           1,747      --         1,907
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                                    DECEMBER 31, 1997                    MATURITIES/      DECEMBER 31, 1998
                                                     NOTIONAL AMOUNT      ADDITIONS   TERMINATIONS (1)     NOTIONAL AMOUNT
                                                  ---------------------   ----------  -----------------   -----------------
BY DERIVATIVE TYPE
Caps............................................        $1,239              $ 1,000        $  327              $1,912
Floors..........................................         1,864                   --         1,281                 583
Swaps/Forwards..................................         3,342                1,838         1,475               3,705
Futures.........................................            50                    8            37                  21
Options.........................................            10                   --            10                  --
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
BY STRATEGY
Liability.......................................        $1,907              $ 1,099        $  661              $2,345
Anticipatory....................................            --                  242             7                 235
Asset...........................................         1,805                1,260           667               2,398
Portfolio.......................................         2,793                  245         1,795               1,243
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
                                                       -------            ----------      -------             -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(b) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(c) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(d) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(e) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Certificate of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

------------------------------------------------------------------------------
NAME                     POSITION WITH HARTFORD
------------------------------------------------------------------------------
Wendell J. Bossen        Vice President
------------------------------------------------------------------------------
Gregory A. Boyko         Senior Vice President, Director*
------------------------------------------------------------------------------
Peter W. Cummins         Senior Vice President
------------------------------------------------------------------------------
Timothy M. Fitch         Vice President
------------------------------------------------------------------------------
Mary Jane B. Fortin      Vice President & Chief Accounting Officer
------------------------------------------------------------------------------
David T. Foy             Senior Vice President & Treasurer
------------------------------------------------------------------------------
Lynda Godkin             Senior Vice President, General Counsel and Corporate
                         Secretary, Director*
------------------------------------------------------------------------------
Lois W. Grady            Senior Vice President
------------------------------------------------------------------------------
Stephen T. Joyce         Vice President
------------------------------------------------------------------------------
Michael D. Keeler        Vice President
------------------------------------------------------------------------------
Robert A. Kerzner        Senior Vice President
------------------------------------------------------------------------------
Thomas M. Marra          Executive Vice President, Director*
------------------------------------------------------------------------------
Joseph J. Noto           Vice President
------------------------------------------------------------------------------
Craig R. Raymond         Senior Vice President and Chief Actuary
------------------------------------------------------------------------------
Donald A. Salama         Vice President
------------------------------------------------------------------------------
Lowndes A. Smith         President and Chief Executive Officer, Director*
------------------------------------------------------------------------------
David M. Znamierowski    Senior Vice President, Director*
------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 1999, there are 232,098 Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

               Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Alpine Life Insurance Company - Separate Account One
               Alpine Life Insurance Company - Separate Account Two
               American Maturity Life Insurance Company - Separate Account
               AMLVA
               Royal Life Insurance Company - Separate Account One
               Royal Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

               Name and Principal                Positions and Offices
               Business Address                    With Underwriter
               ------------------                ---------------------
               Lowndes A. Smith         President and Chief Executive Officer,
                                        Director
               Thomas M. Marra          Executive Vice President, Director
               Peter W. Cummins         Senior Vice President
               Lynda Godkin             Senior Vice President, General Counsel
                                        and Corporate Secretary
               David T. Foy             Treasurer
               George R. Jay            Controller

               Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES
                                  ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of September, 1999.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By:  Thomas M. Marra                            *By:  /s/ Marianne O'Doherty
      -----------------------------------------        ----------------------
      Thomas M. Marra, Executive Vice President        Marianne O'Doherty
                                                       Attorney-in-Fact
HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
      -----------------------------------------
      Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Director*                                   *By:  /s/ Marianne O'Doherty
Lynda Godkin, Senior Vice President, General          ----------------------
   Counsel and Corporate Secretary, Director*         Marianne O'Doherty
Thomas M. Marra, Executive Vice                       Attorney-in-Fact
    President, Director*
Lowndes A. Smith, President and                       Date:  September 22, 1999
     Chief Executive Officer, Director*
David M. Znamierowski, Senior Vice President,
    Director*

                                   EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)  Power of Attorney.

(16)  Organizational Chart.